UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04571
Name of Registrant: Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2018
Item 1: Schedule of Investments

Vanguard Pennsylvania Municipal Money Market Fund

Schedule of Investments (unaudited)
As of August 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
Pennsylvania (99.7%)
	Abington PA School District GO	5.000%	10/1/18	1,010	1,013
	Allegheny County PA GO	5.000%	12/1/18 (Prere.)	5,000	5,043
	Allegheny County PA GO	5.000%	5/1/19	1,100	1,126
	Allegheny County PA GO VRDO	1.560%	9/7/18 LOC	3,500	3,500
	Allegheny County PA Higher Education Building
	Authority University Revenue (Carnegie
	Mellon University) VRDO	1.530%	9/4/18	90,555	90,555
	Allegheny County PA Hospital Development
	Authority Revenue (Children's Hospital of
	Pittsburgh Project) VRDO	1.570%	9/7/18 LOC	3,480	3,480
	Allegheny County PA Hospital Development
	Authority Revenue (Children's Hospital of
	Pittsburgh Project) VRDO	1.570%	9/7/18 LOC	2,330	2,330
	Allegheny County PA Hospital Development
	Authority Revenue (Concordia Lutheran)
	VRDO	1.560%	9/7/18 LOC	38,240	38,240
1,2 Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	1.730%	9/4/18 LOC	20,000	20,000
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.470%	9/4/18 LOC	34,900	34,900
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.530%	9/4/18 LOC	21,500	21,500
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	1.530%	9/4/18 LOC	1,400	1,400
	Allegheny County PA Industrial Development
	Authority Revenue (Western Pennsylvania
	School for Blind Children) VRDO	1.560%	9/7/18	12,100	12,100
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	1.560%	9/7/18 LOC	7,275	7,275
1	Bucks County Water & Sewer Authority
	Revenue TOB VRDO	1.660%	9/7/18 (4)(Prere.)	5,335	5,335
	Butler County PA General Authority Revenue
	(Erie School District Project) VRDO	1.570%	9/7/18 LOC	35,980	35,980
	Butler County PA General Authority Revenue
	(North Allegheny School District Project)
	VRDO	1.560%	9/7/18	28,320	28,320
	Butler County PA Hospital Authority Revenue
	(Concordia Lutheran Obligated Group) VRDO	1.560%	9/7/18 LOC	11,810	11,810
	Butler County PA Hospital Authority Revenue
	(Concordia Lutheran Obligated Group) VRDO	1.560%	9/7/18 LOC	8,645	8,645
	Chambersburg PA Authority Revenue (Wilson
	College Project) VRDO	1.640%	9/7/18 LOC	10,500	10,500
1	County of Allegheny PA GO TOB VRDO	1.550%	9/7/18	5,340	5,340
	Delaware County PA GO	5.000%	10/1/18	1,000	1,003

Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	1.480%	9/4/18	66,450	66,450
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	1.600%	9/7/18	9,000	9,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	1.600%	9/7/18	10,000	10,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	1.600%	9/7/18	8,300	8,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	1.530%	9/7/18 LOC	4,985	4,985
Emmaus PA General Authority Revenue VRDO	1.550%	9/7/18 LOC	15,200	15,200
Emmaus PA General Authority Revenue VRDO	1.550%	9/7/18 LOC	1,500	1,500
Emmaus PA General Authority Revenue VRDO	1.550%	9/7/18 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	1.550%	9/7/18 LOC	10,000	10,000
Emmaus PA General Authority Revenue VRDO	1.550%	9/7/18 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	1.550%	9/7/18 LOC	4,700	4,700
Emmaus PA General Authority Revenue VRDO	1.550%	9/7/18 LOC	11,800	11,800
Emmaus PA General Authority Revenue VRDO	1.550%	9/7/18 LOC	4,900	4,900
Emmaus PA General Authority Revenue VRDO	1.550%	9/7/18 LOC	500	500
Emmaus PA General Authority Revenue VRDO	1.550%	9/7/18 LOC	8,800	8,800
Emmaus PA General Authority Revenue VRDO	1.550%	9/7/18 LOC	2,500	2,500
Emmaus PA General Authority Revenue VRDO	1.550%	9/7/18 LOC	500	500
Emmaus PA General Authority Revenue VRDO	1.550%	9/7/18 LOC	100	100
Emmaus PA General Authority Revenue VRDO	1.560%	9/7/18 LOC	53,235	53,235
Erie PA Higher Education Building Authority
Revenue (Mercyhurst College)	5.350%	9/15/18 (Prere.)	905	906
Erie PA Higher Education Building Authority
Revenue (Mercyhurst College)	5.500%	9/15/18 (Prere.)	1,275	1,277
Fayette County PA Hospital Authority Revenue
(Fayette Regional Health System) VRDO	1.560%	9/7/18 LOC	1,000	1,000
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	1.590%	9/7/18	4,330	4,330
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	1.590%	9/7/18	2,785	2,785
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	1.590%	9/7/18 (Prere.)	5,230	5,230
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	1.590%	9/7/18	11,935	11,935
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	1.590%	9/7/18	7,500	7,500
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	1.590%	9/7/18	4,785	4,785
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	1.470%	9/4/18	27,090	27,090
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	1.480%	9/4/18	3,450	3,450

Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	1.480%	9/4/18	20,200	20,200
Harveys Lake PA General Municipal Authority
University Revenue (Misericordia University
Project) VRDO	1.570%	9/7/18 LOC	6,595	6,595
Haverford Township PA School District GO
VRDO	1.560%	9/7/18 LOC	20,585	20,585
Jackson PA Authority for Industrial Development
Revenue (StoneRidge Retirement Living)
VRDO	1.570%	9/7/18 LOC	7,550	7,550
1 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	1.590%	9/7/18 (Prere.)	6,765	6,765
1 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	1.590%	9/7/18 (Prere.)	3,410	3,410
1 Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System) TOB VRDO	1.600%	9/7/18	3,750	3,750
Lower Merion PA School District GO VRDO	1.550%	9/7/18 LOC	22,115	22,115
Lower Merion PA School District GO VRDO	1.550%	9/7/18 LOC	7,650	7,650
Montgomery County PA Higher Education &
Health Authority Revenue (Gwynedd Mercy
University Project) VRDO	1.530%	9/7/18 LOC	18,740	18,740
Montgomery County PA Redevelopment
Authority Revenue (Forge Gate Apartments
Project) VRDO	1.560%	9/7/18 LOC	9,665	9,665
Northampton County PA General Purpose
Authority College Revenue (Lafayette
College)	5.000%	11/1/18 (Prere.)	22,000	22,130
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	1.530%	9/7/18	10,750	10,750
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	1.530%	9/7/18	9,940	9,940
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	1.530%	9/7/18	22,290	22,290
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	1.470%	9/7/18	7,210	7,210
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	1.510%	9/7/18	1,300	1,300
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	1.510%	9/7/18	8,475	8,475
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PSEG
Power LLC Project) VRDO	1.540%	9/7/18 LOC	1,000	1,000
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	1.590%	9/7/18 LOC	12,000	12,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/19	2,225	2,251

Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/19	8,050	8,282
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	1.590%	9/7/18 (13)	9,900	9,900
Pennsylvania GO	5.000%	9/15/18	5,000	5,007
Pennsylvania GO	5.000%	9/15/18	8,820	8,832
Pennsylvania GO	5.000%	10/15/18	2,500	2,511
Pennsylvania GO	5.000%	5/1/19	725	741
Pennsylvania GO	5.000%	6/1/19	4,650	4,769
Pennsylvania GO	5.000%	6/15/19	3,055	3,132
Pennsylvania GO	5.000%	7/1/19	17,670	18,162
Pennsylvania GO	5.000%	7/1/19	4,250	4,370
Pennsylvania GO	5.000%	9/15/19	8,075	8,344
1 Pennsylvania GO TOB VRDO	1.560%	9/7/18	10,400	10,400
1 Pennsylvania GO TOB VRDO	1.560%	9/7/18	3,335	3,335
1 Pennsylvania GO TOB VRDO	1.560%	9/7/18	4,000	4,000
1 Pennsylvania GO TOB VRDO	1.590%	9/7/18	14,300	14,300
1 Pennsylvania GO TOB VRDO	1.590%	9/7/18 (Prere.)	5,445	5,445
1 Pennsylvania GO TOB VRDO	1.590%	9/7/18	11,250	11,250
1 Pennsylvania GO TOB VRDO	1.600%	9/7/18	4,000	4,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	1.550%	9/7/18 LOC	8,910	8,910
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	1.560%	9/7/18 LOC	37,495	37,495
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	1.570%	9/7/18 LOC	24,110	24,110
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	1.570%	9/7/18 LOC	1,300	1,300
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	1.590%	9/7/18	6,665	6,665
1 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	1.570%	9/7/18	2,740	2,740
1 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	1.570%	9/7/18	8,190	8,190
1 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	1.590%	9/7/18	5,865	5,865
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	1.480%	9/7/18 LOC	62,195	62,195
Pennsylvania Higher Educational Facilities
Authority Revenue (York College) PUT	2.230%	5/1/19	1,815	1,815
Pennsylvania Housing Finance Agency
Multifamily Housing Revenue VRDO	1.560%	9/7/18 LOC	4,950	4,950
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/18	2,355	2,361
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	1.580%	9/7/18	15,300	15,300
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	1.580%	9/7/18	6,255	6,255

1	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue TOB VRDO	1.590%	9/7/18	3,270	3,270
1	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue TOB VRDO	1.590%	9/7/18	2,500	2,500
1	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue TOB VRDO	1.620%	9/7/18	5,300	5,300
1	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue TOB VRDO	1.620%	9/7/18	1,420	1,420
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	1.590%	9/7/18	19,500	19,500
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	1.590%	9/7/18	21,410	21,410
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	1.590%	9/7/18	12,600	12,600
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	1.590%	9/7/18	5,100	5,100
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	1.590%	9/7/18	14,615	14,615
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	1.590%	9/7/18	6,535	6,535
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	1.590%	9/7/18	5,740	5,740
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	1.640%	9/7/18	1,725	1,725
1	Pennsylvania Housing Finance Agency VRDO	1.590%	9/7/18	7,500	7,500
	Pennsylvania Infrastructure & Investment
	Authority Revenue CP	1.650%	11/8/18	10,000	10,000
	Pennsylvania State University Revenue PUT	1.730%	6/1/19	51,175	51,187
1	Pennsylvania State University TOB VRDO	1.550%	9/7/18	5,600	5,600
1	Pennsylvania TOB VRDO	1.560%	9/7/18	10,000	10,000
1	Pennsylvania TOB VRDO	1.560%	9/7/18	8,750	8,750
1	Pennsylvania TOB VRDO	1.560%	9/7/18	3,600	3,600
1	Pennsylvania Turnpike Commission Oil
	Franchise Tax Revenue TOB VRDO	1.550%	9/7/18	5,600	5,600
1	Pennsylvania Turnpike Commission Oil
	Franchise Tax Revenue TOB VRDO	1.590%	9/7/18 (Prere.)	10,500	10,500
	Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	12,420	12,738
	Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	8,000	8,238
1,2 Pennsylvania Turnpike Commission Revenue
	PUT	1.760%	12/3/18 LOC	5,000	5,000
1	Pennsylvania Turnpike Commission Revenue
	TOB VRDO	1.590%	9/7/18 LOC	60,000	60,000
1	Peters Township PA School District Washington
	County GO TOB VRDO	1.550%	9/7/18	4,780	4,780
	Philadelphia Airport CP	1.800%	12/19/18	900	900
	Philadelphia Authority for Industrial
	Development Revenue (Gift of Life Donor
	Program) VRDO	1.530%	9/7/18 LOC	9,610	9,610
	Philadelphia PA Airport Revenue VRDO	1.590%	9/7/18 LOC	22,970	22,970
	Philadelphia PA Airport Revenue VRDO	1.590%	9/7/18 LOC	25,890	25,890
1	Philadelphia PA Authority for Industrial
	Development Revenue (Children's Hospital of
	Philadelphia Project) TOB VRDO	1.590%	9/7/18	7,500	7,500
1	Philadelphia PA Authority for Industrial
	Development Revenue (Children's Hospital of
	Philadelphia Project) TOB VRDO	1.590%	9/7/18	7,500	7,500

1 Philadelphia PA Authority for Industrial
Development Revenue (Children's Hospital of
Philadelphia Project) TOB VRDO	1.590%	9/7/18	3,275	3,275
Philadelphia PA Authority for Industrial
Development Revenue (Franklin Institute)
VRDO	1.760%	9/7/18 LOC	5,190	5,190
1 Philadelphia PA Authority for Industrial
Development Revenue (Philadelphia College
of Osteopathic Medicine Obligated Group)
TOB VRDO	1.630%	9/7/18	2,850	2,850
Philadelphia PA Gas Works Revenue VRDO	1.530%	9/7/18 LOC	7,225	7,225
Philadelphia PA Gas Works Revenue VRDO	1.530%	9/7/18 LOC	21,800	21,800
Philadelphia PA Gas Works Revenue VRDO	1.560%	9/7/18 LOC	15,125	15,125
Philadelphia PA Gas Works Revenue VRDO	1.570%	9/7/18 LOC	5,545	5,545
Philadelphia PA GO VRDO	1.530%	9/7/18 LOC	41,375	41,375
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
TOB VRDO	1.590%	9/7/18	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	1.430%	9/4/18	40,900	40,900
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	1.430%	9/4/18	30,560	30,560
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	1.530%	9/7/18 LOC	44,750	44,750
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	3,330	3,330
Philadelphia PA Water & Waste Water Revenue
VRDO	1.540%	9/7/18 LOC	31,950	31,950
Ridley PA School District GO VRDO	1.560%	9/7/18 LOC	15,840	15,840
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	1.590%	9/7/18	3,000	3,000
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	1.590%	9/7/18	6,670	6,670
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	1.590%	9/7/18	9,710	9,710
1 State College PA Area School District GO TOB
VRDO	1.550%	9/7/18	5,400	5,400
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	1.560%	9/7/18	18,100	18,100
1 Swarthmore College TOB VRDO	1.550%	9/7/18	4,420	4,420
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	1.520%	9/7/18	2,050	2,050
University of Pittsburgh PA Revenue CP	1.350%	9/13/18	23,000	23,000
University of Pittsburgh PA Revenue CP	1.350%	9/13/18	23,000	23,000
Washington County PA Hospital Authority
Revenue (University of Pennsylvania) VRDO	1.150%	9/7/18	25,035	25,035

Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	1.570%	9/7/18 LOC	11,775	11,775
Total Tax-Exempt Municipal Bonds (Cost $1,959,073)				1,959,073
Other Assets and Liabilities-Net (0.3%)				6,016
Net Assets (100%)				1,965,089

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate value of these securities was $435,520,000, representing 22.2% of net assets.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).

Pennsylvania Municipal Money Market Fund

(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At August 31, 2018, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
Pennsylvania (99.7%)
	Allegheny County PA Hospital Development
	Authority Revenue	5.000%	4/1/29	2,500	2,846
	Allegheny County PA Hospital Development
	Authority Revenue	5.000%	4/1/32	3,000	3,363
	Allegheny County PA Hospital Development
	Authority Revenue	5.000%	4/1/33	3,000	3,350
	Allegheny County PA Hospital Development
	Authority Revenue	5.000%	4/1/34	4,750	5,288
	Allegheny County PA Hospital Development
	Authority Revenue	5.000%	4/1/35	5,500	6,105
	Allegheny County PA Hospital Development
	Authority Revenue	5.000%	4/1/36	5,250	5,809
	Allegheny County PA Hospital Development
	Authority Revenue	4.000%	4/1/44	30,000	29,573
	Allegheny County PA Hospital Development
	Authority Revenue	5.000%	4/1/47	19,000	20,767
1	Allegheny County PA Sanitary Authority Sewer
	Revenue	4.000%	6/1/35	1,100	1,139
1	Allegheny County PA Sanitary Authority Sewer
	Revenue	4.000%	6/1/36	1,500	1,548
1	Allegheny County PA Sanitary Authority Sewer
	Revenue	5.000%	6/1/43	3,000	3,382
1	Allegheny County PA Sanitary Authority Sewer
	Revenue	5.000%	6/1/45	2,500	2,809
1	Allegheny County PA Sanitary Authority Sewer
	Revenue	4.000%	6/1/48	3,000	3,026
	Allegheny County PA GO	4.000%	11/1/30	3,000	3,180
	Allegheny County PA GO	5.000%	12/1/30	1,365	1,532
	Allegheny County PA GO	5.250%	12/1/32	1,000	1,126
	Allegheny County PA GO	4.000%	11/1/33	300	316
	Allegheny County PA GO	5.250%	12/1/33	1,000	1,125
	Allegheny County PA GO	4.000%	11/1/34	900	944
	Allegheny County PA GO	5.000%	12/1/34	3,600	3,938
	Allegheny County PA GO	5.000%	12/1/34	1,695	1,889
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,280
	Allegheny County PA GO	4.000%	11/1/36	2,500	2,602
	Allegheny County PA GO	5.000%	12/1/37	10,000	10,902
	Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	10,902
	Allegheny County PA GO	5.000%	11/1/41	5,000	5,611
	Allegheny County PA Higher Education Building
	Authority University Revenue (Carnegie
	Mellon University) VRDO	1.530%	9/1/18	18,500	18,500
	Allegheny County PA Higher Education Building
	Authority University Revenue (Chatham
	University)	5.000%	9/1/30	2,545	2,674
	Allegheny County PA Higher Education Building
	Authority University Revenue (Duquesne
	University)	5.000%	3/1/28	1,950	2,227

Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/30	2,375	2,480
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/30	1,180	1,323
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/31	1,550	1,615
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	4.000%	3/1/33	2,045	2,117
Allegheny County PA Higher Education Building
Authority University Revenue (Robert Morris
University)	5.000%	10/15/37	1,000	1,088
2 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	1.470%	9/1/18 LOC	3,000	3,000
2 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	1.590%	9/7/18 LOC	4,000	4,000
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) VRDO	1.560%	9/7/18	800	800
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,172
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/30 (15)	3,400	3,868
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/31 (4)	805	850
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/35 (4)	2,650	2,758
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/35	6,000	6,709
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/40	4,250	4,697
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/41 (15)	3,500	3,872
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/45	4,620	5,087
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	1,180	1,254
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	250	263
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	11,530	11,982
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	1,400	1,506
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	15,595	16,109
Allentown PA School District GO	5.000%	6/1/32 (15)	1,465	1,629
Allentown PA School District GO	5.000%	6/1/35 (15)	2,000	2,205
Allentown PA School District GO	5.000%	6/1/36 (15)	1,500	1,649
Altoona PA Area School District PA GO	5.000%	12/1/48 (15)	1,500	1,655
Beaver County PA GO	4.000%	4/15/29 (15)	3,505	3,765
Beaver County PA GO	4.000%	4/15/30 (15)	500	534
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,133

Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/33	2,000	2,045
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/35	3,350	3,729
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/47	10,000	10,000
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/47	15,950	17,443
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/50	26,000	28,371
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/33	500	545
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/37	2,500	2,729
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/37	375	407
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/38	420	456
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/43	500	541
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/47	2,435	2,643
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/47	600	646
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/48	1,000	1,080
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/19 (Prere.)	1,750	1,820
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/19 (Prere.)	2,305	2,404
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	2,310	2,412
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,955	7,411
Bethel Park PA School District GO	4.000%	8/1/31	2,500	2,635
Bristol Township PA School District GO	5.250%	6/1/37	3,000	3,303
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	1.560%	9/7/18 LOC	700	700
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/21 (Prere.)	2,000	2,196
Butler County PA General Authority Revenue
(South Park School District Project) VRDO	1.570%	9/7/18 (4)	3,485	3,485

Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.250%	7/1/19 (Prere.)	310	324
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/26	525	585
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/27	490	544
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/28	540	600
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/29	1,670	1,854
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/30	1,370	1,516
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/35	4,430	4,836
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/39	3,250	3,517
Cambria County PA GO	5.000%	8/1/23 (15)(ETM)	245	278
Canon-McMillan PA School District GO	5.000%	12/15/37 (15)	3,000	3,330
Canon-McMillan PA School District GO	5.000%	12/1/41 (4)	3,000	3,372
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/27	1,530	1,730
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/28	1,605	1,812
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/30	1,135	1,273
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/40	4,000	4,397
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/31	1,535	1,770
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/31	1,240	1,415
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/32	1,100	1,264
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/32	500	570
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/33	1,370	1,556
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/34	1,000	1,134
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/35	500	569
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/37	1,815	2,037
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/38	1,000	1,128
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/42	2,665	2,969
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,125	7,889
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,273
Central Dauphin PA School District GO	4.000%	5/15/37	1,000	1,039
Central Dauphin School District PA GO	4.000%	5/15/32	1,000	1,058
Central Dauphin School District PA GO	4.000%	5/15/34	1,985	2,083
Central Dauphin School District PA GO	4.000%	5/15/35	2,325	2,428
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/21 (Prere.)	6,930	8,018

Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	6,844
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	5,000	5,412
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/42	1,500	1,669
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,225
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	4.000%	11/15/47	2,100	2,102
Chartiers Valley PA School District GO	5.000%	10/15/35	1,135	1,271
Chartiers Valley PA School District GO	5.000%	10/15/40	2,750	3,057
Cheltenham Township PA School District GO	5.000%	3/15/38	4,210	4,679
Chester County PA GO	4.000%	11/15/32	5,500	5,957
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	5/15/20 (Prere.)	17,490	18,453
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/34	2,675	3,061
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	5/15/40	7,995	8,361
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/42	2,000	2,040
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	4.000%	10/1/47	4,000	4,064
Chester County PA Health & Education Facilities
Authority Revenue (Main Line Health System
Inc. Obligated Group)	5.000%	10/1/52	2,500	2,771
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,187
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	785	834
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	2,990	3,133
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/29	2,000	2,117
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/33	3,000	3,154
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,039
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/27	4,000	4,584
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,478
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/29	5,035	5,779

Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/30	4,000	4,569
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,386
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,040	5,726
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	7,000	7,928
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,330
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	10,025	11,318
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/39 (4)	36,425	37,190
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	200	202
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/30	1,000	1,141
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/31	750	852
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/32	800	907
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/34	1,420	1,601
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,176
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	3,908
Cumberland Valley PA School District GO	5.000%	12/1/30	500	565
Cumberland Valley PA School District GO	5.000%	12/1/31	750	845
Cumberland Valley PA School District GO	5.000%	12/1/33	1,005	1,126
Cumberland Valley PA School District GO	5.000%	12/1/34	1,125	1,258
Cumberland Valley PA School District GO	5.000%	12/1/35	1,000	1,116
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	5.000%	5/1/37	2,500	2,641
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	125	129
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	12,845	13,254
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	135	139
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/30	3,745	3,889
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/31	2,190	2,265
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/32	2,070	2,135
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/35	3,450	3,860

Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	2,320	2,381
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	21,040	22,563
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/34	1,220	1,396
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/35	800	913
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/42	5,000	5,642
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/46	4,970	5,584
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/40	2,500	2,801
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	1.600%	9/7/18	6,200	6,200
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/32	3,355	3,874
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/40	1,500	1,669
Delaware County PA Vocational-Technical
School Authority Lease Revenue (Delaware
County Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,357
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/30	500	572
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/32	3,050	3,550
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/33 (15)	4,000	4,202
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/34	3,250	3,759
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/36	3,500	4,024
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	18,930	21,577
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/47	11,500	13,061
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,544
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	2,973
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,080	3,355
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	1,085
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	3,500	3,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/33	5,000	5,561
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/34	3,500	3,887
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,120	10,499

Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	12,000	13,272
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	10,000	11,034
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	25	26
Delaware Valley PA Regional Finance Authority
Revenue	7.750%	7/1/27 (2)	130	176
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	9,050	10,847
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	6,070	7,632
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,022
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,771
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,252
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,067
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	921
Doylestown PA Hospital Authority Revenue	5.000%	7/1/46	8,000	8,494
Dubois PA Hospital Authority Revenue (Penn
Highlands Healthcare Obligated Group)	4.000%	7/15/48	7,405	7,366
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,370
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	825	896
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/34	1,000	1,067
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,325
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,325	4,553
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/47	3,750	3,976
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/38	2,500	2,743
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/41	2,100	2,302
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/27 (15)	250	279
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/28 (15)	250	279
Erie City PA Water Authority Revenue	5.000%	12/1/43 (4)	1,500	1,698
Erie City PA Water Authority Revenue	5.000%	12/1/49 (4)	5,000	5,577
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/32	1,325	1,438
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/33	1,395	1,510
Fayette County PA Hospital Authority Revenue
(Fayette Regional Health System) VRDO	1.560%	9/7/18 LOC	4,290	4,290
Fox Chapel PA Area School District	5.000%	2/1/36	2,000	2,287
1 Franklin County PA Industrial Development
Authority Revenue (Menno-Haven Inc. Project	5.000%	12/1/48	1,300	1,339

Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,075	18,000
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.250%	6/1/19 (Prere.)	20,735	21,274
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/34	4,225	4,831
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/39	4,400	4,958
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/41	5,000	5,476
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	2/15/45	13,000	14,586
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	4.000%	2/15/47	25,000	25,340
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	1.480%	9/1/18	4,675	4,675
Hampden Township PA GO	5.000%	11/15/20 (Prere.)	180	192
Huntingdon County PA General Authority
Revenue	5.000%	5/1/46	7,215	7,795
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	4.000%	11/1/35	500	510
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	4.000%	11/1/36	600	609
Lackawanna County PA Industrial Development
Authority Revenue (University of Scranton)	4.000%	11/1/40	4,000	4,015
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	1.550%	9/1/18 LOC	1,040	1,040
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/25	715	791
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/30	750	822
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,420
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/32	725	789
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/42	8,825	9,971
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/30	3,000	3,315
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/31	4,235	4,668
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/32	2,600	2,859
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	5,000	5,541
Lancaster PA GO	4.000%	11/1/31 (15)	1,400	1,475
Lancaster PA GO	4.000%	11/1/32 (15)	2,445	2,566
Lancaster PA GO	4.000%	11/1/33 (15)	2,545	2,655
Lancaster PA GO	4.000%	11/1/34 (15)	2,660	2,766
Lancaster PA GO	4.000%	11/1/35 (15)	2,355	2,439

Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.375%	5/1/28	1,250	1,366
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.750%	5/1/35	2,200	2,419
Lehigh County PA Authority Water & Sewer
Revenue	0.000%	12/1/24	1,695	1,379
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	14,305	15,616
Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	3,000	3,295
Lehigh County PA General Purpose Authority
Revenue (Good Shepherd Obligated Group)	4.000%	11/1/46	3,685	3,672
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	5,000	5,134
Luzerne County PA Convention Center Authority
Revenue VRDO	1.570%	9/7/18 LOC	4,580	4,580
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,503
Luzerne County PA GO	5.000%	11/15/29 (4)	2,500	2,811
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	10,435
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,142
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	5,890
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.500%	7/1/28	45	46
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,314
Manheim Township PA School District GO	5.000%	2/1/30	2,010	2,306
Manheim Township PA School District GO	5.000%	2/1/31	1,200	1,372
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/41	3,660	4,020
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,875	11,822
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/19 (Prere.)	13,545	13,880
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/29	2,580	2,821
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/30	1,000	1,089
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,266
Montgomery County PA Higher Education &
Health Authority Revenue (Hill School Project)	4.000%	8/15/50	5,655	5,668
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/24	1,165	1,300
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/25	1,200	1,311
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/26	1,000	1,086

Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/27	1,000	1,081
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/40	12,150	13,050
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/31	1,750	2,014
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/34	2,210	2,505
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/35	2,780	3,139
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/37	2,500	2,807
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/43	5,750	6,410
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/48	10,250	11,363
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	4,000	4,342
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/28	3,795	4,150
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/30	5,000	5,430
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,058
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	8,500	9,042
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	3,300	3,509
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	4,110	4,402
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/30	775	855
Montgomery County PA Industrial Development
Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46	3,730	4,007
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/21 (Prere.)	1,565	1,796
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	5.000%	12/1/27	2,250	2,516
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	4.000%	12/1/48	3,000	2,883

Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc.Project)	5.000%	12/1/47	2,000	2,183
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.000%	1/1/30	1,575	1,594
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	4,750	4,778
Montour PA School District GO	5.000%	4/1/40 (4)	3,185	3,552
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.625%	7/1/30	1,000	1,067
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	3,500	3,729
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,670
Northampton County PA General Purpose
Authority College Revenue (Moravian
College)	5.000%	10/1/40	1,760	1,898
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/28	3,975	4,512
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/29	2,000	2,261
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/33	9,555	10,245
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/36	6,790	7,511
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/43	3,000	3,333
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/46	1,795	1,966
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	4.000%	8/15/48	3,895	3,901
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/32	4,000	4,446
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	4.000%	11/15/34	7,535	7,927
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,775	1,819
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	1,019
Northeastern Pennsylvania Hospital & Education
Authority Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,241

Northeastern Pennsylvania Hospital & Education
Authority Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,364
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.250%	3/1/31	1,140	1,264
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/37	3,740	4,002
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.250%	3/1/37	3,000	3,274
Northern Tioga School District Pennsylvania GO	5.000%	4/1/29 (15)	500	575
Northern Tioga School District Pennsylvania GO	5.000%	4/1/31 (15)	700	800
Northern Tioga School District Pennsylvania GO	4.000%	4/1/33 (15)	500	519
Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/29	1,200	1,253
Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/30	1,900	1,975
Palmer Township PA GO	4.000%	5/15/30	1,495	1,579
Pennsylvania COP	5.000%	7/1/29	300	342
Pennsylvania COP	5.000%	7/1/30	375	425
Pennsylvania COP	5.000%	7/1/31	425	480
Pennsylvania COP	5.000%	7/1/34	475	531
Pennsylvania COP	5.000%	7/1/35	845	941
Pennsylvania COP	5.000%	7/1/36	1,000	1,111
Pennsylvania COP	5.000%	7/1/37	875	969
Pennsylvania COP	5.000%	7/1/38	1,000	1,105
Pennsylvania COP	5.000%	7/1/43	4,000	4,400
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	7,110	7,380
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/29 (4)	2,000	1,337
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/30 (4)	3,710	2,367
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/31 (4)	3,000	3,355
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/36 (4)	6,045	2,988
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/38 (4)	5,525	2,484
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.250%	1/1/44 (4)	6,500	7,005
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	5,000	5,560
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	10,000	11,086
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/32	2,500	2,583
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	12,432

Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	4,500	4,845
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45	5,000	5,447
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/45	4,000	4,037
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	11/15/47	10,000	10,023
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,118
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,669
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,570
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	7,500	7,926
Pennsylvania GO	5.000%	11/15/20	8,740	9,316
Pennsylvania GO	5.375%	7/1/21	16,000	17,460
Pennsylvania GO	5.000%	3/1/22	10,000	10,950
Pennsylvania GO	4.000%	7/1/23	4,000	4,297
Pennsylvania GO	5.000%	8/15/24	5,000	5,689
Pennsylvania GO	5.000%	10/15/25	10,000	11,147
Pennsylvania GO	5.000%	1/1/26	10,000	11,483
Pennsylvania GO	5.000%	2/1/26	8,355	9,601
Pennsylvania GO	5.000%	9/15/27	20,000	23,004
Pennsylvania GO	5.000%	9/15/27	5,000	5,751
Pennsylvania GO	5.000%	1/15/28	5,000	5,754
Pennsylvania GO	5.000%	3/15/28	18,550	20,969
Pennsylvania GO	4.000%	8/15/28 (4)	10,010	10,737
Pennsylvania GO	5.000%	9/15/28	10,350	11,857
Pennsylvania GO	4.000%	10/15/28	10,000	10,524
Pennsylvania GO	4.000%	4/1/29	10,000	10,446
Pennsylvania GO	4.000%	8/15/29 (4)	6,290	6,722
Pennsylvania GO	4.000%	1/1/30	3,500	3,690
Pennsylvania GO	4.000%	4/1/30	10,000	10,420
Pennsylvania GO	4.000%	6/15/30	10,000	10,521
3 Pennsylvania GO	4.000%	8/15/30 (4)	7,640	8,135
Pennsylvania GO	5.000%	10/15/30	6,650	7,365
Pennsylvania GO	4.000%	2/1/31	17,875	18,775
Pennsylvania GO	5.000%	10/15/31	14,955	16,541
Pennsylvania GO	4.000%	2/1/32	18,870	19,706
Pennsylvania GO	5.000%	3/1/32	11,225	12,818
Pennsylvania GO	5.000%	6/1/32	8,115	8,726
Pennsylvania GO	5.000%	8/1/32	4,000	4,445
Pennsylvania GO	5.000%	8/15/32	8,000	9,007
Pennsylvania GO	5.000%	10/15/32	15,000	16,584
Pennsylvania GO	4.000%	2/1/33	5,585	5,814
Pennsylvania GO	4.000%	3/1/33 (4)	20,000	20,933
Pennsylvania GO	5.000%	8/1/33	4,000	4,435
Pennsylvania GO	4.000%	3/1/34 (4)	20,000	20,867
Pennsylvania GO	4.000%	9/15/34	10,000	10,376
Pennsylvania GO	4.000%	3/1/35 (15)	15,000	15,601
Pennsylvania GO	4.000%	3/1/37 (15)	10,000	10,344

Pennsylvania GO	4.000%	3/1/38	2,820	2,876
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/32	3,330	3,472
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/33	2,310	2,401
Pennsylvania Higher Educational Facilities
Authority Revenue	3.000%	6/15/45	1,405	1,192
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/20	595	611
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/21	1,245	1,287
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/27	1,250	1,273
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/42	535	530
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,855	2,150
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,376
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,640	1,891
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,182
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,750	1,970
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,088
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/33	3,320	3,725
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	4.000%	5/1/34	2,575	2,640
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/34	3,000	3,357
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/35	1,870	2,110
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	4.000%	5/1/36	2,305	2,344
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/41	5,000	5,579
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	1.540%	9/1/18 LOC	475	475
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	500	554
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	4.000%	6/15/30	3,895	4,107
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	4.000%	6/15/30	2,125	2,241
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	3,861
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,865	6,202

Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/23 (Prere.)	2,025	2,289
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	2,000	2,104
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,459
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	4,940	5,120
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/33	1,265	1,386
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	10,090	10,620
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,350
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	11,120	11,938
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	3,965	4,420
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39	7,000	7,694
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	17,800	19,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	10,000	11,069
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/31	4,000	4,269
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/34	2,200	2,319
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/35	2,275	2,392
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/36	1,400	1,468
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	8/15/46	5,000	5,657
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/29	500	575
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,344
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	750	857

Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/33	1,180	1,340
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/34	2,695	3,070
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/35	3,135	3,264
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/35	2,420	2,734
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	11,000	12,268
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/41	6,000	6,173
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/42	6,675	6,831
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	16,260	17,536
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/47	10,000	11,250
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/30	940	1,058
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/31	1,870	2,096
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/36	7,265	8,036
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/42	4,700	5,070
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	2,125	2,251
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	4,000	4,143
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,560
Pennsylvania Housing Finance Agency Multi-
Family Housing Revenue (Country Commons
Apartments)	3.600%	8/1/35 LOC	5,500	5,521
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	980	995
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/31	2,500	2,450
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.700%	10/1/33	5,000	5,011

Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.100%	10/1/36	3,000	2,817
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/36	4,500	4,446
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.900%	10/1/36	8,500	8,668
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.900%	10/1/37	8,000	8,139
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	2,000	2,035
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	1,525	1,555
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/41	4,000	3,697
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.650%	10/1/42	6,890	6,835
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.100%	10/1/45	3,845	3,902
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.150%	10/1/45	1,370	1,400
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.700%	10/1/47	17,000	16,880
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24	2,000	2,232
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25	1,610	1,812
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/30 (4)	3,500	3,980
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/32 (4)	2,750	3,106
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/33 (4)	2,000	2,251
1 Pennsylvania State Housing Finance Agency
Single Family Mortgage Revenue	3.875%	10/1/38	6,000	5,996
1 Pennsylvania State Housing Finance Agency
Single Family Mortgage Revenue	3.950%	4/1/42	4,000	4,000
Pennsylvania State University Revenue	5.000%	9/1/29	1,170	1,353
Pennsylvania State University Revenue	5.000%	9/1/30	1,100	1,270
Pennsylvania State University Revenue	5.000%	9/1/30	6,900	7,966
Pennsylvania State University Revenue	5.000%	9/1/32	1,350	1,586
Pennsylvania State University Revenue	5.000%	9/1/33	5,000	5,771
Pennsylvania State University Revenue	5.000%	9/1/36	4,650	5,386
Pennsylvania State University Revenue	5.000%	9/1/47	3,000	3,424
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/34	6,000	6,760
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	4,390	4,897
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	5,500	6,178
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,328
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	3,000	3,332
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	1,315	1,409

Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/42	7,830	8,387
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,430	5,855
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28	4,025	4,624
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/29	3,040	3,478
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/30	6,970	7,942
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	941
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/38	3,000	3,368
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/39	3,535	3,962
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/43	15,205	16,986
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/48	14,345	15,960
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	5,000	5,203
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	7,500	8,031
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	3,000	3,311
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21 (Prere.)	4,600	5,022
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	2,305	2,602
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,050	7,960
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,245
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	8,375	9,422
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	2,500	2,902
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	9,775	10,950
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	7,090	7,899
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	10,000	11,178
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	9,325	10,586
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	5,410	5,987
4 Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,382
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,206
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,800	10,925
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33	2,560	2,911
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	545	604
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	2,000	2,248
5 Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34	3,260	3,025
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	10,000	10,182
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	10,000	11,118
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,000	2,200
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34	4,410	5,011
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	3,000	3,315
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	9,790	10,834
6 Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37	4,000	3,715
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37	6,585	6,661
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/37	4,000	4,093
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,290	1,449
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	6,400	7,067
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38	8,145	8,920
4 Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,723
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/38	3,500	3,559
Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	5,070	6,221

Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	19,700	21,520
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	2,000	2,204
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	2,010	2,247
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,200	7,957
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,900	3,684
7 Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,365	7,081
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/42	14,500	15,850
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/42	2,950	3,378
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	5,300	5,786
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,000	6,588
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,900	7,577
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	2,640	2,950
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	14,960	16,273
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	4,700	5,191
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	4,095	4,449
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	16,000	17,648
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/46	7,000	7,994
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47	10,000	11,172
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/48	13,750	15,348
2 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.660%	9/7/18 (Prere.)	3,420	3,420
2 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.760%	9/7/18	6,400	6,400
2 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.760%	9/7/18	13,820	13,820
Peters Township PA School District
(Washington County) GO	5.000%	9/1/37	3,000	3,426
Peters Township PA School District
(Washington County) GO	5.000%	9/1/38	7,555	8,606
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,048
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,312
Philadelphia PA Airport Revenue	5.000%	7/1/29	590	687
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	7,305
Philadelphia PA Airport Revenue	5.000%	7/1/30	1,020	1,179
Philadelphia PA Airport Revenue	5.000%	7/1/31	1,300	1,495
Philadelphia PA Airport Revenue	5.000%	7/1/32	750	859
Philadelphia PA Airport Revenue	5.000%	7/1/33	750	862
Philadelphia PA Airport Revenue	5.000%	7/1/42	5,000	5,625
Philadelphia PA Airport Revenue	5.000%	7/1/47	3,750	4,210
Philadelphia PA Authority for Industrial
Development Revenue (City of Philadelphia
Affordable Housing Preservation Programs
Project)	5.000%	12/1/37	3,250	3,555
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/27	960	1,084
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/28	3,885	4,374
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/31	1,130	1,257
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/28	1,585	1,811

Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/29	3,500	3,986
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/36	4,750	5,301
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/40	7,430	8,245
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/33	3,600	4,157
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/34	2,180	2,510
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/35	2,150	2,231
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/36	3,780	3,905
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/44	6,000	6,131
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/35	2,425	2,717
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/36	10,000	11,171
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/47	16,135	17,799
Philadelphia PA Gas Works Revenue	5.000%	8/1/19 (4)	10	10
Philadelphia PA Gas Works Revenue	5.000%	7/1/20 (4)	15	16
Philadelphia PA Gas Works Revenue	5.000%	8/1/20 (Prere.)	25	27
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	40	43
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	55	59
Philadelphia PA Gas Works Revenue	5.000%	7/1/22 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	1,500	1,735
Philadelphia PA Gas Works Revenue	5.000%	10/1/28	1,400	1,607
Philadelphia PA Gas Works Revenue	5.000%	8/1/29	1,750	2,017
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,257
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	3,050	3,477
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	1,750	1,969
Philadelphia PA Gas Works Revenue	5.000%	10/1/31	3,255	3,699
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	2,000	2,245
Philadelphia PA Gas Works Revenue	5.000%	10/1/33	2,500	2,824
Philadelphia PA Gas Works Revenue	5.000%	10/1/34	4,175	4,703
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	2,000	2,260
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	2,000	2,254
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	2,000	2,249
Philadelphia PA Gas Works Revenue	4.000%	10/1/37	1,120	1,142
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	115	122
Philadelphia PA Gas Works Revenue	5.250%	8/1/40 (4)	65	69
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	5,000	5,590
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	11,800	13,144
Philadelphia PA Gas Works Revenue VRDO	1.560%	9/7/18 LOC	850	850
Philadelphia PA GO	6.000%	8/1/20 (Prere.)	7,430	8,021
Philadelphia PA GO	6.500%	8/1/20 (Prere.)	3,785	4,121

Philadelphia PA GO	5.000%	8/1/27 (4)	4,160	4,824
Philadelphia PA GO	5.000%	8/1/30	4,000	4,477
Philadelphia PA GO	5.000%	8/1/30 (4)	5,330	6,126
Philadelphia PA GO	5.000%	8/1/31	2,000	2,262
Philadelphia PA GO	5.000%	8/1/32	4,420	4,981
Philadelphia PA GO	5.000%	8/1/32	3,000	3,381
Philadelphia PA GO	5.250%	7/15/33	3,585	3,976
Philadelphia PA GO	5.000%	8/1/35 (4)	6,000	6,786
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	12,440	13,342
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,667
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	1.430%	9/1/18	200	200
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/29	3,165	3,502
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/34	1,000	1,087
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	3,850	4,149
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	1.530%	9/7/18 LOC	6,400	6,400
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/19 (Prere.)	9,500	9,766
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/19 (Prere.)	3,250	3,341
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/27	2,000	2,210
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/28	3,000	3,304
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	295	295
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	10
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	20
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	20
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	19,645	19,645
Philadelphia PA School District GO	5.250%	9/1/22	7,500	7,922
Philadelphia PA School District GO	5.250%	9/1/23	7,525	7,941
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,686
Philadelphia PA School District GO	5.000%	9/1/27	2,415	2,717
Philadelphia PA School District GO	5.000%	9/1/28	5,000	5,664
Philadelphia PA School District GO	5.000%	9/1/29	5,000	5,641
Philadelphia PA School District GO	5.000%	9/1/29	2,665	2,986
Philadelphia PA School District GO	5.000%	9/1/31	2,000	2,225
Philadelphia PA School District GO	5.000%	9/1/33	1,000	1,127
Philadelphia PA School District GO	5.000%	9/1/35	2,500	2,761
Philadelphia PA School District GO	5.000%	9/1/35	3,240	3,629
Philadelphia PA School District GO	5.000%	9/1/36	2,015	2,220
Philadelphia PA School District GO	5.000%	9/1/37	3,825	4,261
Philadelphia PA School District GO	5.000%	9/1/37	2,000	2,199
Philadelphia PA School District GO	5.000%	9/1/38	2,000	2,194

Philadelphia PA School District GO	4.000%	9/1/43 (4)	3,160	3,196
Philadelphia PA Water & Waste Water Revenue	4.000%	10/1/31	6,210	6,516
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/32	1,000	1,154
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/34	1,200	1,377
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	1,575	1,657
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	10,000	11,010
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,350
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	7,210	7,619
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	9,000	9,659
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	14,000	15,375
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/52	4,000	4,463
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/30	4,000	4,554
Philadelphia PA Water & Wastewater Revenue	4.000%	10/1/32	6,440	6,743
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/33	1,765	2,032
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34	6,000	6,228
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	2,000	2,293
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/36	10,500	11,120
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/43	4,375	4,810
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	1.620%	9/7/18 (4)	685	685
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/31	1,000	1,127
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/32	500	562
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/34	1,000	1,117
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/36	500	555
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/37	500	554
Pittsburgh PA GO	5.000%	9/1/28 (15)	1,500	1,693
Pittsburgh PA GO	5.000%	9/1/30	500	578
Pittsburgh PA GO	5.000%	9/1/31 (15)	1,150	1,288
Pittsburgh PA GO	5.000%	9/1/34	50	57
Pittsburgh PA GO	5.000%	9/1/35	600	684
Pittsburgh PA GO	5.000%	9/1/36	700	795
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	8,156
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	10,000	6,949
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/36	5,000	5,574
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/40	5,000	5,557
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,388
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke's
Hospital Obligated Group)	5.000%	8/15/40	3,750	4,058
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/41	6,275	6,911
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/45	14,405	15,822
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,078
Reading PA School District GO	5.000%	3/1/38 (4)	1,750	1,959
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp Obligated
Group)	5.000%	11/15/28	1,750	2,042

Scranton PA School District GO	5.000%	6/1/27	1,000	1,129
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/37	2,500	2,711
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,765	1,995
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/28	1,865	2,106
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/28	1,190	1,351
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/29	1,335	1,506
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,180	1,328
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,285	1,445
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	1,250	1,403
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	600	672
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/32	1,695	1,896
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/27	1,480	1,683
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/29	1,090	1,227
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28	2,775	3,103
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29	1,500	1,672
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,130	1,241
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	2,500	2,714
State College PA Area School District GO	5.000%	5/15/36	375	435
State College PA Area School District GO	5.000%	5/15/37	680	787
State College PA Area School District GO	5.000%	5/15/38	400	462
State College PA Area School District GO	5.000%	3/15/40	3,000	3,350
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	4.000%	6/15/33 (15)	1,000	1,039
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/29 (15)	1,210	1,376
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/30 (15)	1,055	1,198

State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/28	2,370	2,706
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/33	1,025	1,159
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	6,941
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/34	2,125	2,395
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/35	1,510	1,700
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,250	1,360
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/28	11,385	12,894
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/30 (4)	16,480	18,562
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/32 (4)	3,655	4,086
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/33 (4)	3,155	3,515
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/34	6,000	6,644
State Public School Building Authority
Pennsylvania School Revenue (Chester
Upland School District Project)	5.250%	9/15/30	3,545	3,995
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	5,000	5,027
Trinity PA Area School District GO	4.000%	1/15/35 (15)	3,000	3,085
Trinity PA Area School District GO	4.000%	1/15/36 (15)	3,000	3,063
Trinity PA Area School District GO	4.000%	1/15/38 (15)	3,700	3,749
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/32	1,000	1,140
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,166
Union County PA Hospital Authority Revenue
(Evangelical Community Hospital)	5.000%	8/1/48	3,000	3,311
Unionville-Chadds Ford PA School District GO	4.000%	6/1/31	1,500	1,608
Upper Merion PA Area School District GO	5.000%	1/15/33	650	744
Upper Merion PA Area School District GO	5.000%	1/15/34	1,300	1,465
Upper Merion PA Area School District GO	5.000%	1/15/34	500	571
Upper Merion PA Area School District GO	5.000%	1/15/36	1,620	1,817
West Cornwall PA Healthcare Facilities
Revenue (Pleasant View Retirement
Community Obligated Group)	5.000%	12/15/48	2,750	2,956

Washington County PA Industrial Development
Authority Revenue (Washington & Jefferson
College Project)	4.000%	11/1/31	3,440	3,555
Washington County PA Industrial Development
Authority Revenue (Washington & Jefferson
College Project)	4.000%	11/1/32	3,110	3,206
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.000%	1/1/21 (Prere.)	330	361
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/22	1,000	1,082
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/25	1,605	1,778
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/30	1,500	1,609
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/35	1,750	1,855
West View PA Water Authority Revenue	4.000%	11/15/32	1,025	1,080
West View PA Water Authority Revenue	4.000%	11/15/33	1,000	1,049
West View PA Water Authority Revenue	4.000%	11/15/34	1,000	1,047
West View PA Water Authority Revenue	4.000%	11/15/35	1,200	1,253
West View PA Water Authority Revenue	4.000%	11/15/36	2,300	2,393
West View PA Water Authority Revenue	4.000%	11/15/37	2,400	2,492
West View PA Water Authority Revenue	4.000%	11/15/38	1,625	1,682
West View PA Water Authority Revenue	4.000%	11/15/39	1,400	1,448
West York PA Area School District GO	5.000%	4/1/33	4,265	4,682
2 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	6,650	6,805
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,500	1,563
Westmoreland County PA Municipal Authority
Revenue	4.000%	8/15/34 (15)	8,000	8,274
Westmoreland County PA Municipal Authority
Revenue	4.000%	8/15/35 (15)	8,000	8,249
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	2,750	3,047
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	4,377
Wilkes-Barre PA Area School District GO	5.000%	8/1/27 (15)	1,240	1,423
Wilkes-Barre PA Area School District GO	5.000%	8/1/28 (15)	1,540	1,754
Wilkes-Barre PA Area School District GO	5.000%	8/1/29 (15)	1,860	2,109
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	4,990	5,333
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	4,110	4,383
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	2,315	2,605
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/31	2,430	2,724
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/34	1,000	1,114
York County PA GO	4.000%	3/1/34	3,000	3,147
York County PA GO	5.000%	6/1/38	5,000	5,522
				3,533,147

Guam (0.0%)
Guam Power Authority Revenue	5.000%	10/1/27	1,000	1,089

Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	11

Total Tax-Exempt Municipal Bonds (99.7%) (Cost $3,463,328)				3,534,247
Other Assets and Liabilities-Net (0.3%)				10,583
Net Assets (100%)				3,544,830

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2018.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate value of these securities was $37,445,000, representing 1.1% of net assets.
3 Securities with a value of $639,000 have been segregated as initial margin for open futures contracts.
4 5.000% coupon rate will be effective December 2018.
5 4.500% coupon rate will be effective December 2021.
6 4.750% coupon rate will be effective December 2021.
7 6.100% coupon rate will be effective December 2028.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).

Pennsylvania Long-Term Tax-Exempt Fund

(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2018	365	77,146	16
5-Year U.S. Treasury Note	December 2018	54	6,124	(5)
				11
Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2018	(86)	(13,701)	(39)
30-Year U.S. Treasury Note	December 2018	(79)	(11,393)	(39)
10-Year U.S. Treasury Note	December 2018	(87)	(10,463)	3
				(75)
				(64)

Pennsylvania Long-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of August 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,534,247	—
Futures Contracts—Assets[1]	59	—	—
Total	59	3,534,247	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: October 19, 2018

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 19, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.